Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 274	$ 262
Gross carrying amount	1,080	1,078
Revenue losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	432	450
Unrecognised deferred tax	75	79
Capital losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	580	580
Unrecognised deferred tax	146	146
Total losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	1,012	1,030
Unrecognised deferred tax	221	225
Tax credits [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	46	32
Unrecognised tax credits deferred tax	46	32
Other [member]
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	7	5
Gross carrying amount	$ 22	$ 16